Goodwill and Intangible Assets - Schedule of Future Estimated Amortization Expense of Acquired Intangibles (Detail) $ in Thousands	Mar. 31, 2017 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
2018	$ 170
2019	170
2020	170
2021	170
Thereafter	910
Net Carrying Value	$ 1,590